Updating Summary Prospectus
Dated: May 1, 2023
Spinnaker® Variable Annuity
Issued By: Symetra Life Insurance Company

The prospectus for the Spinnaker® Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about Spinnaker® Variable Annuity online at www.symetra.com/regulatoryreports. You can also obtain this information at no cost by calling 1-800-796-3872 or by sending an email request to regulatoryreports@symetra.com.

Additional general information about certain investment products, including variable annuities has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Spinnaker® Variable Annuity Prospectus and Statement of Additional Information dated May 1, 2023, as supplemented, are incorporated herein by reference.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Spinnaker® Variable Annuity Contract.

Please note the following Portfolio changes:

•On or about May 1, 2023, the JPMorgan Insurance Trust Mid Cap Value Portfolio will change its name to LVIP JPMorgan Mid Cap Value Fund. As a result, all references to the JPMorgan Insurance Trust Mid Cap Value Portfolio in the prospectus are replaced with LVIP JPMorgan Mid Cap Value Fund.

•On or about May 1, 2023, the JPMorgan Insurance Trust U.S. Equity Portfolio will change its name to LVIP JPMorgan U.S. Equity Fund. As a result, all references to the JPMorgan Insurance Trust U.S. Equity Portfolio in the prospectus are replaced with LVIP JPMorgan U.S. Equity Fund.

•The Trustees of Pioneer Variable Contracts Trust have authorized the liquidation of the Pioneer Real Estate Shares VCT Portfolio. The liquidation took place on or about April 28, 2023.

•Effective May 1, 2023, the Vanguard Real Estate Index Portfolio is available under the Contract.

The following disclosure is added to the prospectus:

SECURE Act

On December 29, 2022, the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act 2.0 was signed into law as part of a comprehensive government appropriations act. The SECURE Act 2.0 makes changes to laws affecting IRAs and qualified retirement plans.

Effective January 1, 2023, the age on which required minimum distributions (“RMDs”) generally must begin for IRAs and qualified retirement plans is increased from age 72 to age 73. This change only applies to individuals reaching age 73 on or after January 1, 2023. The age remains 72 for individuals reaching that age before January 1, 2023 and 70 ½ for individuals reaching that age before January 1, 2020.

Secure Act 2.0 also provides that beginning in 2024, Roth accounts in retirement plans, such as 401(k) and TSA plans will not be subject to RMDs during the participant's lifetime.

Consult your tax adviser if you think you may be affected by these changes.

1	Table of Contents Statutory Prospectus

KEY INFORMATION

Important information you should consider about the Contract

FEES AND EXPENSES
Charges for Early Withdrawals	If you take more than 10% of your Contract Value out in a Contract Year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your Contract, not on the age of each Purchase Payment. The charge is based upon the amount withdrawn and starts at 8% in the first Contract Year and decreases one percent each Contract Year until the ninth and later Contract Years when there is no charge. For example, assume you have already made withdrawals exceeding the 10% free withdrawal amount for the year and you request an additional withdrawal of $30,000 on a $100,000 Contract Value, you would pay a contingent deferred sales charge of $2,400 ($30,000 x 8%).

In addition, a Withdrawal Charge of $25 or 2% withdrawn whichever is less will be assessed for each withdrawal after the first in a Contract Year.

For more information, see CHARGES AND EXPENSES.
Transaction Charges	A Transfer Charge of $10 will apply upon each transfer in excess of 12 transfers in a Contract Year. For more information, see CHARGES AND EXPENSES.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.68%	3.17%
	Investment options (Portfolio fees and expenses) (2)	0.26%	1.75%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (3)	0.20% (4)

(1) Base Contract fees are expressed as a percentage of Separate Account assets, and include mortality and expense risk fees, which are charged as a percentage of Contract Value, and the annual Contract fee, which is a fixed dollar amount.
(2) Portfolio fees and expenses are expressed as percentage the Portfolio’s net asset value and include management fees, distribution and/or service 12b-1 fees, and other expenses (before any waivers or expense reimbursement).
(3) As a percentage of the average daily Contract Value invested in the Sub-accounts and in the Symetra Fixed Account.
(4) As a percentage of the average daily Contract Value invested in the Sub-accounts.

For more information, see CHARGES AND EXPENSES.

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Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,535.83	Highest Annual Cost: $2,897.72

The Lowest Annual Cost shown above assumes the following:

•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

The Highest Annual Cost shown above assumes the following:

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits and Portfolio Company fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	You may lose money by investing in the Contract. For more information, see PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the Accumulation Phase. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Transfer limits and fees designed to deter marketing timing may apply under policies designed to deter frequent trading and market timing. For more information, see PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.
Risks Associated with Investment Options	Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each Portfolio has its own unique risks. You should review these Portfolios before making an investment decision. For more information, see PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.
Insurance Company Risks	Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at www.symetra.com/regulatoryreports. For more information, see PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.

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RESTRICTIONS
Investments	You may allocate amounts under the Contract to one or more of the Sub-accounts available to you. Certain Sub-accounts are closed to new investors and only available to Contract Owners who have been continuously invested in them as of a certain date. Once a Contract Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the Contract Owner for investment. A transfer charge may apply for each transfer in excess of 12 transfers in a Contract Year. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your Contract.

We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option available under the Contract. For more information, see INVESTMENT OPTIONS.
Optional Benefits	The Guaranteed Minimum Death Benefit Annual Reset Rider (“GMDB - Annual Reset”) was only available for Contracts purchased between April 30, 2004, and April 30, 2010.

The Earnings Enhancement Benefit Rider (“EEB”) was available only for non-qualified Contracts purchased between April 30, 2004, and April 30, 2010.

For Contracts purchased on or after April 30, 2004, the maximum amount that we will add to your Contract to satisfy the guaranteed minimum death benefit, GMDB - Annual Reset, and EEB is limited to a total of $1 million.

For more information, see BENEFITS AVAILABLE UNDER THE CONTRACT.

TAXES
Tax Implications	You should consult a competent tax professional about your individual circumstances to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if you purchased the Contract through a tax-qualified plan or individual retirement account (IRA). Access to amounts held in a qualified Contract may be restricted or prohibited.

All distributions other than death benefits, including surrenders, withdrawals and loans taken or secured by the Contract will be subject to ordinary income tax, and may be subject to tax penalties.

For more information, see TAXES.

CONFLICTS OF INTEREST
Investment Professional Compensation	Investment professionals who solicited sales of the Contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We pay commissions as a percentage of Purchase Payments invested in the Contract.

An investment professional may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend one investment product over another.

For more information, see DISTRIBUTION.

Exchanges	An investment professional may have a financial incentive to offer you a new contract in the place of a contract you already own.

You should not exchange this Contract for a new one unless you determine, after comparing the features fees and risks of both contracts, that the exchange is preferable for you.

For more information, see DISTRIBUTION.

EDGAR Contract Identifier: C000003366

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APPENDIX: PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.symetra.com/regulatoryreports. You can also request this information at no cost by calling 1-800-796-3872 or by sending an email request to regulatoryreports@symetra.com.

The current expense and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2022)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	American Century VP Balanced Fund Class I American Century Investment Management, Inc.	0.83%**	(17.27)%	4.43%	6.64%
Taxable Bond	American Century VP Inflation Protection Fund Class II American Century Investment Management, Inc.	0.77%	(13.08)%	1.38%	0.67%
International Equity	American Century VP International Fund Class I American Century Investment Management, Inc.	1.10%**	(24.75)%	3.32%	4.95%
U.S. Equity	American Century VP Large Company Value Fund Class II American Century Investment Management, Inc.	0.87%**	(0.46)%	7.70%	10.12%
U.S. Equity	American Century VP Ultra® Fund Class I (1) (2) American Century Investment Management, Inc.	0.76%**	(32.38)%	11.10%	14.12%
U.S. Equity	American Century VP Ultra®Fund Class II (2) American Century Investment Management, Inc.	0.91%**	(32.46)%	10.94%	13.95%
U.S. Equity	American Century VP Value Fund Class I American Century Investment Management, Inc.	0.73%**	0.54%	7.85%	10.59%
U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares (3) BNY Mellon Investment Advisors, Inc.	0.80%	(14.08)%	3.50%	8.87%
Sector Equity	BNY Mellon Investment Portfolios Technology Growth Portfolio - Initial Shares BNY Mellon Investment Advisors, Inc.	0.78%	(46.39)%	5.09%	11.17%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Service Shares BNY Mellon Investment Advisors, Inc.	0.51%	(18.52)%	8.87%	12.00%
U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares BNY Mellon Investment Advisors, Inc.	0.68%	(22.87)%	9.33%	11.36%
U.S. Equity	BNY Mellon Variable Investment Fund Appreciation Portfolio - Initial Shares (3) BNY Mellon Investment Advisors, Inc.	0.83%	(18.06)%	10.31%	11.10%
International Equity	Calvert VP EAFE International Index Portfolio - Class F Calvert Research and Management	0.68%**	(14.75)%	1.14%	3.84%
Taxable Bond	Calvert VP Investment Grade Bond Index Portfolio - Class I Calvert Research and Management	0.32%**	(12.53)%	(0.09)%	0.86%
U.S. Equity	Calvert VP Nasdaq - 100 Index Portfolio - Class I Calvert Research and Management	0.48%**	(32.64)%	11.83%	15.82%
U.S. Equity	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F Calvert Research and Management	0.59%**	(20.67)%	3.65%	8.34%
U.S. Equity	Calvert VP S&P MidCap 400 Index Portfolio - Class F Calvert Research and Management	0.53%**	(13.51)%	6.16%	10.12%
Asset Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.63%	(15.41)%	6.32%	7.57%
U.S. Equity	DWS Capital Growth VIP - Class B DWS Investment Management Americas, Inc.	0.76%	(30.91)%	9.51%	12.95%
International Equity	DWS CROCI® International VIP - Class A DWS Investment Management Americas, Inc.	0.86%	(13.19)%	0.29%	2.25%

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TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2022)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	DWS Global Income Builder VIP - Class A (4) DWS Investment Management Americas, Inc.	0.66%	(14.98)%	2.53%	5.35%
International Equity	DWS Global Small Cap VIP - Class B DWS Investment Management Americas, Inc.	1.15%	(24.22)%	(0.51)%	4.46%
International Equity	DWS International Growth VIP - Class B DWS Investment Management Americas, Inc.	1.17%	(28.71)%	0.44%	4.69%
Taxable Bond	Federated Hermes High Income Bond Fund II - Primary Shares (3) Federated Investment Management Company	0.81%**	(11.78)%	1.59%	3.58%
Asset Allocation	Federated Hermes Managed Volatility Fund II - Primary Shares (5) Federated Global Investment Management Corp. ("Fed Global")Federated Investment Management Company ("FIMCO") and Federated Equity Management Company of Pennsylvania ("FEMCOPA")	0.97%**	(13.75)%	2.56%	5.38%
Asset Allocation	Fidelity® VIP Asset Manager Portfolio - Initial Class (5) Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.60%	(14.94)%	3.75%	5.66%
U.S. Equity	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.60%	(26.31)%	8.66%	11.43%
U.S. Equity	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.51%	(4.96)%	8.16%	10.19%
Target Date	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. (*)	0.60%	(13.66)%	2.55%	4.68%
Target Date	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. (*)	0.69%	(14.79)%	3.04%	5.26%
Target Date	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. (*)	0.73%	(15.97)%	3.47%	5.79%
Target Date	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. (*)	0.76%	(16.64)%	3.84%	6.51%
Target Date	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. (*)	0.79%	(17.09)%	4.34%	7.22%
Target Date	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. (*)	0.60%	(12.26)%	1.69%	2.89%
Money Market	Fidelity® VIP Government Money Market Portfolio - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.49%	1.26%	0.93%	0.51%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class (4) Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.63%	(38.15)%	13.09%	15.09%
U.S. Equity	Fidelity® VIP Growth Portfolio - Initial Class (3) Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.61%	(24.46)%	12.42%	14.81%
U.S. Equity	Fidelity® VIP Growth & Income Portfolio - Initial Class Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.52%	(4.95)%	8.85%	11.58%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK and FMR Japan serve as sub-advisers for the fund. (*)	0.86%	(14.97)%	5.68%	9.69%
International Equity	Fidelity® VIP Overseas Portfolio - Service Class 2 Fidelity Management & Research Company (FMR) is the fund's Investment Advisor. FMR UK, FMR HK, FMR Japan, FIA FIA(UK) and FIJ serve as sub-advisers for the fund. (*)	1.02%	(24.68)%	2.35%	5.48%
Asset Allocation	Franklin Allocation VIP Fund - Class 2 Franklin Advisers, Inc. Sub-advised by Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Franklin Templeton Institutional, LLC, Templeton Global Advisors Limited, Western Asset Management Company, LLC, and Wester Asset Management Company Limited	0.82%**	(16.00)%	2.57%	5.56%

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TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2022)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2022)
			1 Year	5 Year	10 Year
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Franklin Advisers, Inc.	0.96%**	(39.96)%	6.45%	9.88%
Asset Allocation	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.71%	(5.47)%	4.30%	5.51%
Asset Allocation	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	(7.43)%	3.15%	6.73%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.91%**	(10.06)%	5.48%	9.09%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.09%**	(33.69)%	7.07%	9.91%
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 Franklin Advisers, Inc.	0.76%	(9.75)%	(0.58)%	0.06%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (2) (6) Invesco Advisers, Inc.	0.86%	(30.98)%	8.64%	11.83%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I (2) (3) Invesco Advisers, Inc.	0.86%	(31.11)%	7.66%	11.64%
U.S. Equity	Invesco V.I. American Franchise Fund - Series II Invesco Advisers, Inc.	1.11%	(31.30)%	7.39%	11.35%
Sector Equity	Invesco V.I. Global Real Estate Fund - Series I (3) Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited	1.02%	(24.94)%	(0.91)%	2.48%
Sector Equity	Invesco V.I. Health Care Fund - Series I (5) Invesco Advisers, Inc.	0.96%	(13.32)%	8.30%	10.24%
International Equity	Invesco V.I. EQV International Equity Fund - Series I (2) (6) Invesco Advisers, Inc.	0.91%	(18.31)%	1.51%	4.41%
International Equity	Invesco V.I. EQV International Equity Fund - Series II (2) Invesco Advisers, Inc.	1.16%	(18.50)%	1.26%	4.15%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series II Invesco Advisers, Inc.	1.20%	(20.73)%	5.27%	8.05%
U.S. Equity	LVIP JPMorgan Mid Cap Value Fund - Standard Class Lincoln Investment Advisors Corporation Sub-advised by J.P. Morgan Investment Management Inc.	0.73%	(8.16)%	6.00%	9.98%
U.S. Equity	LVIP JPMorgan U.S. Equity Portfolio - Standard Class (4) Lincoln Investment Advisors Corporation Sub-advised by J.P. Morgan Investment Management Inc.	0.67%	(18.69)%	10.25%	13.21%
Asset Allocation	Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.89%	(13.17)%	4.59%	7.17%
Asset Allocation	Morningstar Balanced ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.88%	(12.88)%	2.80%	4.90%
Asset Allocation	Morningstar Conservative ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.86%**	(11.82)%	0.54%	1.74%
Asset Allocation	Morningstar Growth ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.87%	(13.25)%	3.84%	6.32%
Asset Allocation	Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.87%**	(12.54)%	1.77%	3.36%
U.S. Equity	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S Neuberger Berman Investment Advisers LLC	1.11%**	(28.83)%	6.77%	9.95%
U.S. Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S Neuberger Berman Investment Advisers LLC	1.25%**	(9.95)%	2.67%	8.14%
U.S. Equity	Neuberger Berman AMT Sustainable Equity Portfolio - Class S Neuberger Berman Investment Advisers LLC	0.93%	(18.65)%	7.14%	10.64%
Asset Allocation	PIMCO All Asset Portfolio - Advisor Class Pacific Investment Management Company LLC	1.635%**	(11.87)%	3.12%	3.15%

A-3	Table of Contents Statutory Prospectus

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2022)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2022)
			1 Year	5 Year	10 Year
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Pacific Investment Management Company LLC	1.29%**	8.61%	7.03%	(1.56)%
Bond	Pioneer Bond VCT Portfolio - Class I Shares (7) Amundi Asset Management US, Inc.	0.55%	(14.12)%	0.29%	1.66%
U.S. Equity	Pioneer Equity Income VCT Portfolio - Class II Shares Amundi Asset Management US, Inc.	1.03%	(7.80)%	5.62%	10.32%
U.S. Equity	Pioneer Fund VCT Portfolio - Class I Shares (7) Amundi Asset Management US, Inc.	0.76%	(19.62)%	10.62%	12.77%
Taxable Bond	Pioneer High Yield VCT Portfolio - Class II Shares Amundi Asset Management US, Inc.	1.19%**	(11.43)%	0.89%	3.17%
U.S. Equity	Pioneer Mid Cap Value VCT Portfolio - Class I Shares (7) Amundi Asset Management US, Inc.	0.78%	(5.35)%	5.30%	9.57%
U.S. Equity	Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares (7) Amundi Asset Management US, Inc.	0.87%	(31.33)%	5.23%	10.91%
Taxable Bond	Pioneer Strategic Income VCT Portfolio - Class II Shares Amundi Asset Management US, Inc.	1.04%**	(12.75)%	0.44%	1.71%
International Equity	Templeton Developing Markets VIP Fund - Class 2 Templeton Asset Management Ltd. Sub-advised by Franklin Templeton Investment Management Limited	1.37%**	(21.98)%	(1.67)%	1.02%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.77%**	(4.95)%	(2.32)%	(0.78)%
International Equity	Templeton Growth VIP Fund - Class 2 Templeton Global Advisors Limited	1.12%**	(11.50)%	(0.76)%	4.05%
Sector Equity	Vanguard VIF - Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	(26.30)%	3.69%	6.36%
International Equity	Voya Global High Dividend Low Volatility Portfolio - Class S (5) Voya Investments, LLC	0.85%**	(5.11)%	4.54%	6.60%
International Equity	VY JPMorgan Emerging Markets Equity Portfolio - Class I (8) Voya Investments, LLC Sub-Advised by J.P. Morgan Investment Management, Inc.	1.21%	(25.89)%	(0.31)%	2.58%

We do not guarantee that each Portfolio will be available for investment through the Contract.

1.This portfolio is only available if you have continuously invested in it since March 15, 2007
2.If Class I/Series I shares are available to a contract Owner, we will allocated investments to the Class I/Series I fund
3.This portfolio is only available if you have continuously invested in it since April 30, 2006
4.This portfolio is only available if you have continuously invested in it since April 30, 2003
5.This portfolio is only available if you have continuously invested in it since April 28, 2005
6.This portfolio is only available if you have continuously invested in it since March 14, 2006
7.This portfolio is only available if you have continuously invested in it since November 30, 2004
8.This portfolio is only available if you have continuously invested in it since April 30, 2000

* Fidelity, the Fidelity Investments Logo, Contrafund, Equity Income, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom Income Portfolio are registered service marks of FMR LLC.  Used with permission.

** Annual expenses reflect temporary fee reductions.

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